UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00582

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Paramount Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

ITEM 1. Schedule of Investments.

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Apparel, Footwear & Acc Design — 9.8%
adidas AG (Germany)	14,000	$1,358,826
Cie Financiere Richemont SA (Switzerland)	48,000	3,435,500
Prada SpA (Italy)	1,991,800	6,193,816
Swatch Group AG (The) (Switzerland)	10,700	3,715,733
		$14,703,875
Infrastructure Software — 9.1%
Microsoft Corporation	123,100	$6,829,588
Oracle Corporation	188,400	6,882,252
		$13,711,840
Courier Services — 7.5%
TNT Express NV (Netherlands)	1,334,560	$11,288,816

Other Commercial Services — 5.7%
ALS, Ltd. (Australia)	2,615,221	$7,117,277
Intertek Group plc (Britain)	34,000	1,390,823
		$8,508,100
Oil & Gas Services & Equipment — 5.4%
Fugro NV (CVA) (Netherlands)*	386,275	$6,335,701
ShawCor, Ltd. (Canada)	88,500	1,795,328
		$8,131,029
Flow Control Equipment — 4.2%
Rotork plc (Britain)	730,000	$1,964,544
Sulzer AG (Switzerland)	47,000	4,417,697
		$6,382,241
Health Care Services — 4.1%
Laboratory Corporation of America Holdings*	50,400	$6,231,456

Communications Equipment — 3.9%
Cisco Systems, Inc.	89,100	$2,419,511
Samsung Electronics Co. Ltd. (South Korea)	3,200	3,413,062
		$5,832,573
Industrial Distribution & Rental — 3.6%
Aggreko plc (Britain)	407,007	$5,479,010

Advertising & Marketing — 3.5%
DKSH Holding AG (Switzerland)	56,000	$3,522,091
Publicis Groupe SA (France)	25,950	1,725,554
		$5,247,645
Packaged Food — 3.2%
Danone SA (France)	50,600	$3,419,218
Nestle SA (Switzerland)	19,100	1,417,893
		$4,837,111
Security Services — 2.9%
G4S plc (Britain)	1,305,250	$4,335,762

See notes to financial statements.

	Shares	Fair Value
Aircraft & Parts — 2.5%
Meggitt plc (Britain)	682,200	$3,766,602

Rubber & Plastic — 2.5%
Ansell Ltd. (Australia)	240,000	$3,719,328

Internet Media — 2.3%
Alphabet, Inc. (Class C)*	4,500	$3,414,960

Entertainment Content — 2.1%
Twenty-First Century Fox, Inc. (Class B)	118,000	$3,213,140

Professional Services — 1.9%
Michael Page International plc (Britain)	404,022	$2,886,471

Construction & Mining Machinery — 1.8%
Joy Global, Inc.	215,900	$2,722,499

Restaurants — 1.6%
McDonald’s Corporation	20,900	$2,469,126

Semiconductor Manufacturing — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	102,400	$2,329,600

Specialty Pharma — 1.5%
Hypermarcas SA (Brazil)*	405,600	$2,214,892

Application Software — 1.3%
SAP SE (Germany)	25,350	$2,011,601

Beverages — 1.3%
Diageo plc (Britain)	73,400	$2,004,388

Food Services — 1.3%
Sodexo SA (France)	20,400	$1,993,017

Containers & Packaging — 1.0%
Brambles, Ltd. (Australia)	170,000	$1,423,733

Agricultural Chemicals — 0.9%
Incitec Pivot Ltd. (Australia)	486,702	$1,390,720

Consumer Finance — 0.6%
PayPal Holdings, Inc.*	24,900	$901,380

E-Commerce Discretionary — 0.5%
eBay, Inc.*	24,900	$684,252

See notes to financial statements.

	Principal Amount	Fair Value
OTHER COMMON STOCKS — 3.2%		$4,739,589

TOTAL COMMON STOCKS — 90.8% (Cost $158,390,291)		$136,574,756

TOTAL INVESTMENT SECURITIES — 90.8% (Cost $158,390,291)		$136,574,756

Short-Term Investments — 8.8%
State Street Bank Repurchase Agreement — 0.03% 1/4/2016 (Dated 12/31/2015, repurchase price of $13,218,044, collateralized by $13,450,000 principal amount U.S. Treasury Note - 2.250% 2024, fair value $13,483,625)	$13,218,000	$13,218,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,218,000)		$13,218,000

TOTAL INVESTMENTS — 99.6% (Cost $171,608,291)		$149,792,756
Other Assets and Liabilities, net — 0.4%		534,957
NET ASSETS — 100.0% — NOTE 2		$150,327,713

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE.  The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2015:

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2015

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Apparel, Footwear & Acc Design	$6,193,816	$8,510,059	$—	$14,703,875
Infrastructure Software	13,711,840	—	—	13,711,840
Courier Services	—	11,288,816	—	11,288,816
Other Commercial Services	—	8,508,100	—	8,508,100
Oil & Gas Services & Equipment	1,795,328	6,335,701	—	8,131,029
Flow Control Equipment	—	6,382,241	—	6,382,241
Health Care Services	6,231,456	—	—	6,231,456
Communications Equipment	2,419,511	3,413,062	—	5,832,573
Industrial Distribution & Rental	—	5,479,010	—	5,479,010
Advertising & Marketing	—	5,247,645	—	5,247,645
Packaged Food	—	4,837,111	—	4,837,111
Security Services	—	4,335,762	—	4,335,762
Aircraft & Parts	—	3,766,602	—	3,766,602
Rubber & Plastic	—	3,719,328	—	3,719,328
Internet Media	3,414,960	—	—	3,414,960
Entertainment Content	3,213,140	—	—	3,213,140
Professional Services	—	2,886,471	—	2,886,471
Construction & Mining Machinery	2,722,499	—	—	2,722,499
Restaurants	2,469,126	—	—	2,469,126
Semiconductor Manufacturing	2,329,600	—	—	2,329,600
Specialty Pharma	—	2,214,892	—	2,214,892
Application Software	—	2,011,601	—	2,011,601
Beverages	—	2,004,388	—	2,004,388
Food Services	—	1,993,017	—	1,993,017
Containers & Packaging	—	1,423,733	—	1,423,733
Agricultural Chemicals	—	1,390,720	—	1,390,720
Consumer Finance	901,380	—	—	901,380
E-Commerce Discretionary	684,252	—	—	684,252
Other Common Stocks	—	4,739,589	—	4,739,589
Short-Term Investment	—	13,218,000	—	13,218,000
	$46,086,908	$103,705,848	$—	$149,792,756

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were transfers of $90,487,849 from Level 1 to Level 2 during the period ended December 31, 2015.  The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended December 31, 2015, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2015 (excluding short-term investments), was $158,438,241 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$8,644,415
Gross unrealized depreciation:	(30,507,901)
Net unrealized depreciation:	$(21,863,486)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	February 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date:	February 29, 2016